Income taxes - Effective Consolidated Income Tax Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Major components of tax expense (income) [abstract]
Earnings before income tax	$ 253	$ 717	[1]	$ 661	[1]
Income tax	$ (162)	$ (224)	[1]	$ (16)	[1]
Effective consolidated income tax expense rate	64.00%	31.20%		2.40%

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.